Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Income before taxes	$ 8,940	$ 14,095	$ 9,102
Continuing operations [member]
Statement [line items]
Income before taxes	8,940	14,095	9,102
Continuing operations [member] | Switzerland
Statement [line items]
Income before taxes	8,097	11,887	5,385
Continuing operations [member] | Foreign
Statement [line items]
Income before taxes	843	2,208	3,717
Discontinued operations [member]
Statement [line items]
Income before taxes	$ 58	$ (260)	$ (103)